Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,288,829)	$ (3,113,441)	$ (6,393,932)	$ (4,931,197)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,067,382	739,309	1,212,357	1,295,931
Depreciation and amortization	1,356	2,341	2,711	734
Changes in operating assets and liabilities:
Prepaid expenses	(188,514)	(145,569)	1,453	(38,681)
Accounts payable and accrued liabilities	147,474	197,011	280,430	(133,207)
Contract liabilities	78	(1,759)	(3,076)	(1,203)
Net cash used in operating activities	(3,261,053)	(2,322,108)	(4,900,057)	(3,807,623)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(14,761)		(13,559)
Purchase of intangible asset		(200,000)	(400,000)	(100,000)
Net cash used in investing activities		(214,761)	(400,000)	(113,559)
CASH FLOWS FROM FINANCING ACTIVITIES
Series A Convertible Preferred stock issued		1,345,000	2,647,500
Class B common stock subscription proceeds received, net		194,434
Proceeds from Class B common stock issued, net	3,118,870		2,388,858	6,885,204
Reacquisition of shares				(176,876)
Net cash provided by financing activities	3,118,870	1,539,434	5,036,358	6,708,328
Net change in cash and cash equivalents	(142,183)	(997,435)	(263,699)	2,787,146
Cash and cash equivalents at beginning of period	2,660,624	2,924,323	2,924,323	137,177
Cash and cash equivalents at end of period	2,518,441	1,926,888	2,660,624	2,924,323
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
NON CASH INVESTING AND FINANCING ACTIVITIES
Conversion from Class A to Class B common stock		17	68
Conversion from Series A Convertible Preferred stock to Class B common stock	35,195		54,110
Class B Common stock issued for purchase of intangible asset		$ 9,500	9,500
Cancellation of Class B common stock			176,876
Reverse stock split adjustment			$ 7